Related Party Transactions	9 Months Ended
Sep. 30, 2020
Related Party Transactions
Related Party Transactions

11.  Related Party Transactions

(a)	Major related parties:

Names of related parties	Relationship with the Group
Tencent Group	A shareholder and its affiliates of the Company
Ningbo Hexin Equity Investment Partnership	Company controlled by one of the executive officers of the Company

(b)	Other than those disclosed elsewhere, the Group had the following significant related party transactions for the nine months ended September 30, 2019 and 2020, respectively:

	For the nine months ended September 30,
	2019	2020	2020
	RMB	RMB	US$
Services received from:
Tencent Group	1,977,867	7,032,370	1,035,756

(c)	The Group had the following major related party balances as of December 31, 2019 and September 30, 2020, respectively:

	As of
	December 31, 2019	September 30, 2020	September 30, 2020
	RMB	RMB	US$
Amounts due from related parties:
Current:
Tencent Group*	1,905,793	2,959,416	435,875
Ningbo Hexin Equity Investment Partnership **	459,632	459,632	67,696
Amounts due to related parties:
Current:
Tencent Group	1,502,892	3,295,768	485,414

*  The balances mainly represented receivables due from the online payment platform operated by Tencent Group.

** The balance represents a loan to Ningbo Hexin Equity Investment Partnership, an entity controlled by one of the executive officers of the Company.